Stockholders' Equity (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 31, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 09, 2013	Apr. 12, 2013	Dec. 17, 2012	Sep. 20, 2012	Aug. 22, 2008
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				15,908
Proceeds From Issuance Of Common Stock Dividend Reinvestment Plan					$ 454,711
Maximum Additional Payments For Repurchase Of Common Stock		59,005		395,706
Share- Based Compensation Restricted Stock Issued To Directors (in shares)				5,000
Share- Based Compensation Restricted Stock To Be Issued To Re-elected Directors (in shares)	2,500			2,500
Restricted Stock Vested Percentage One				20.00%
Restricted Stock Vested Percentage Two				20.00%
Share Based Compensation Arrangement By Share Based Payments Award Equity Instruments Other Than Options Vested In Period Weighted Average Grant Date Fair Value				90,000	75,000
Distributions Calculated Description				Distributions were calculated based on stockholders of record per day during the period. Cash distributions were calculated at a rate of $0.00191781 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal a 7.0% annualized rate based on a purchase price of $10.00 per share. Stock distributions were calculated at a rate of $0.00219178 per share of common stock per day, which would equal a daily amount that, if paid each day for a 365-day period, would equal an 8.0% annualized rate based on a purchase price of $10.00 per share
Partners' Capital Account, Redemptions				98,425	23,125
Redemption Of Common Stock				25,129
Deferred Redemption Of Common Stock				7,500
Repurchase Price Per Share Redeemable Common Stock				$ 9.84
Registration Of Common Stock									500,000,000
Common Stock Offering Price Per Share (in dollars per share)		$ 10.00							$ 10.00	$ 10.00
Proceeds From Gross Offering						330,251	22,231,406		50,000,000
Unrecognized Stock Based Compensation				118,750
Common stock, shares authorized				749,999,000	749,999,000					1,000,000,000
Distribution Reinvestment Value Per Share									$ 9.50
Redemption of common stock value				75,300
Share Repurchase Requests Received From Stockholders Suspended, Shares			17,629
Share Repurchase Requests Received From Stockholders Suspended, Value			169,366
Conversion of Stock, Shares Issued				1,000
Conversion of Stock, Amount Issued				$ 1,000
Conversion of Stock, Description				the convertible stock will convert to shares of common stock with a value equal to 15% of the excess
Repurchase Limit Percentage				5.00%
Repurchase Plan Price Per Share								$ 10.04
Estimated Net Asset Value Per Share				$ 9.04
Estimated Net Asset Value Percentage				90.00%
Purchase Of Common Stock Average Price Per Share Percentage				100.00%
Common Stock Purchase Price Description				the aggregate purchase price paid by stockholders for shares in the Company plus a 8% cumulative, non-compounded, annual return on the original issue price paid for those outstanding shares
Convertible Stock [Member]
Class of Stock [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				1,000
Independent Directors [Member]
Class of Stock [Line Items]
Share- Based Compensation Restricted Stock Issued To Directors (in shares)				5,000
Share- Based Compensation Restricted Stock To Be Issued To Re-elected Directors (in shares)				2,500
Reinvestment Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized				1,000,000,000
Distribution Reinvestment Value Per Share				$ 10.00
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized				28,500,000
Distribution Reinvestment Value Per Share				$ 9.50
Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized				2,000,000